PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 65,163	$ 61,737
Less: Accumulated depreciation	43,842	40,439
Depreciated cost	21,321	21,298
Depreciation expenses	3,807	3,501	$ 2,753
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	12,385	11,966
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	48,848	46,129
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	472	362
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,039	1,926
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,419	$ 1,354